Business Combinations (Details) - USD ($)		12 Months Ended
	Dec. 12, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 20, 2024
Business Combinations [Line Items]
Purchase of warrants (in Shares)				949,515
Debt amount	$ 400,000
Intangible assets		$ 8,900,000
Weighted average useful life		7 years 11 months 8 days
Revenue		$ 18,000
Transaction and related costs		$ 300,000
Tradenames [Member]
Business Combinations [Line Items]
Estimates for useful lives		7 years
Customer Relationships [Member]
Business Combinations [Line Items]
Estimates for useful lives		10 years
Business Combinations [Member]
Business Combinations [Line Items]
Non-cash consideration	$ 18,800,000
Common Stock [Member]
Business Combinations [Line Items]
Aggregate consideration exchanged (in Shares)	97,300
Common Stock [Member] | Pre-Funded Warrants [Member]
Business Combinations [Line Items]
Purchase of warrants (in Shares)	432,700
Acquisition [Member]
Business Combinations [Line Items]
Revenue		$ 18,000